Income Taxes (Schedule Of Deferred Tax Assets) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Schedule Of Deferred Tax Assets Details
Approximate net operating loss carry forwards		$ 527,000
Deferred tax assets:
Federal net operating loss		266,391
State net operating loss		47,010
Tax credit	49,740	153,262
Total deferred tax assets	49,740	466,664
Less valuation allowance	49,740	466,664
Deferred tax assets, net